Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
FedFund
T‑Fund
Treasury Trust Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Select Shares Summary Prospectuses
and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund” and “Fund Overview—[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund,” as applicable, is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

FedFund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
FedFund
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Select Shares Summary Prospectuses
and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund” and “Fund Overview—[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund,” as applicable, is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

T-Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
T‑Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Select Shares Summary Prospectuses
and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund” and “Fund Overview—[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund,” as applicable, is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

Treasury Trust Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
Treasury Trust Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Select Shares Summary Prospectuses
and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund” and “Fund Overview—[Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund,” as applicable, is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.